Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2021
Significant accounting policies
Summary of estimated useful lives of property, plant and equipment

Leasehold improvements	Over the shorter of lease term
or the estimated useful lives
of the assets
Office equipment	2 – 5 years
Store operating equipment	2 – 5 years
Motor vehicles	3 – 5 years

Summary of estimated useful lives of intangible assets

Software	5 years